[AXA EQUITABLE LOGO]	Darin Smith
Lead Director and
Associate General Counsel
(319) 573-2676

February 15, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

Structured Capital Strategies® 16

Separate Account 49

File No. 333-207256 and 811-07659

CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 2 and Amendment No. 399 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-207256 and 811-07659 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 49 (“Separate Account”) of AXA Equitable.

This filing relates to the decrease in the variable investment option fee for Series ADV from 0.65% to 0.25%.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Since the only change which requires a filing under Rule 485(a) is the decrease in the variable investment option fee, we would greatly appreciate the Staff’s effort in providing us with comments by March 13, 2017, or as soon as practicable thereafter.

Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Darin Smith
Darin Smith